Basis of presentation and Statement of compliance	12 Months Ended
Dec. 31, 2025
Basis of presentation and Statement of compliance
Basis of presentation and Statement of compliance
2.	Basis of presentation and Statement of compliance

The accompanying consolidated financial statements have been prepared in accordance with the IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies, methods of computation and presentation applied in the preparation of these consolidated financial statements are consistent with those of the previous financial year, except for certain changes in presentation described below and reclassification of discontinued operations described in note 6.

During the year, the Company made the following changes to the presentation of its consolidated financial statements to better reflect the nature of its operations:

• On the consolidated balance sheet, the line items Mining interests and Property, plant and equipment were combined into a single line item to align with the Company’s development stage and the manner in which these assets are monitored internally, however they remain distinct for disclosure purposes in Note 11.

The comparative figures have been reclassified to conform to the current year’s presentation.

The Board of Directors approved these consolidated financial statements for issue on March 27, 2026.